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CHRISTOPHER D. CHRISTIAN christopher.christian@dechert.com +1 617 728 7173 Direct +1 617 426 6567 Fax

June 14, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Wellington Global Multi-Strategy Fund – Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Wellington Global Multi-Strategy Fund (the “Fund”), a newly organized closed-end management investment company, is the Fund’s initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). The Fund also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 617.728.7173.

Sincerely,

/s/ Christopher D. Christian
Christopher D. Christian